Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following:

	September 30, 2018	December 31, 2017
Finished products	$408.1	$452.0
Work in process	572.3	580.0
Raw materials and supplies	71.4	70.4
Total (approximates replacement cost)	1,051.8	1,102.4
Decrease to LIFO cost	(43.1)	(40.1)
Inventories	$1,008.7	$1,062.3

	2017	2016
Finished products	$452.0	$409.5
Work in process	580.0	452.9
Raw materials and supplies	70.4	59.6
Total (approximates replacement cost)	1,102.4	922.0
Decrease to LIFO cost	(40.1)	(46.4)
Inventories	$1,062.3	$875.6